Income Tax, Analysis of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	$ 586,099	$ 510,743
Deferred tax liabilities	732,924	647,334
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	149,656	172,268	$ 152,290
Deferred tax liabilities	296,481	308,859	$ 260,923
Net deferred tax liabilities	146,825	136,591
Net Operating Loss Carryforwards ("NOL's") [Member]
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	442,415	323,115
Deferred Tax Assets and Liabilities [Abstract]
Unrecognized net operating loss carryforwards	361,000	346,000
Temporary Tax Non-deductible Expenses [Member]
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	134,328	128,186
Temporary Tax Non-deductible Expenses [Member] | Solar Plants in Spain [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	94,000	97,000
Derivatives Financial Instruments [Member]
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	3,461	55,217
Deferred tax liabilities	19,034	0
Accelerated Tax Amortization [Member]
Net deferred tax assets and liabilities [abstract]
Deferred tax liabilities	524,363	465,219
Accelerated Tax Amortization [Member] | U.S. Assets [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities	274,000	184,000
Accelerated Tax Amortization [Member] | Solar Plants in Spain [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities	173,000	186,000
Accelerated Tax Amortization [Member] | Kaxu [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities	63,000	76,000
Other Difference Between Tax and Book Value of Assets [Member]
Net deferred tax assets and liabilities [abstract]
Deferred tax liabilities	186,536	180,218
Other Difference Between Tax and Book Value of Assets [Member] | U.S [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities	51,000	28,000
Other Difference Between Tax and Book Value of Assets [Member] | ACT [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities	56,000	72,000
Other Difference Between Tax and Book Value of Assets [Member] | Peruvian [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities	37,000	34,000
Other Difference Between Tax and Book Value of Assets [Member] | Chilean [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities	27,000	27,000
Other [Member]
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	5,895	4,225
Deferred tax liabilities	$ 2,991	$ 1,897